ACQUISITIONS AND GOODWILL - Movement of goodwill (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Movement of goodwill
Balance at the beginning of the year	¥ 2,596,393
Addition during the year	4,463,504
Measurement period adjustments	16,608
Balance at end of year	¥ 7,076,505